Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ 1,718	€ 6,303
Items which will not reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	101	471
Elements which will be reclassified in the consolidated statement of income (loss)
Foreign currency translation gain (loss)	146	(670)
Other comprehensive income (loss)	247	(199)
Total comprehensive income (loss)	€ 1,965	€ 6,104